Share based payments - Equity incentive plan - Non-vested share awards (Table) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Number of Shares
Non-vested, December 31, 2011	184,447
Granted	9,800
Cancelled	(184)
Vested	(75,000)
Non-vested, September 30, 2012	119,063
Weighted Average Fair Value
Non-vested, December 31, 2011	$ 30.90
Granted	$ 6.31
Cancelled	$ 38.67
Vested	$ 37.10
Non-vested, September 30, 2012	$ 12.68